UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/04
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Avery Capital Management LLC
Address: 909 Third Avenue 29th Floor
New York, New York 10022


Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Barry P. Newburger
Title: Senior Managing Member
Phone: 212-350-5161

Signature, Place, and Date of Signing:

Barry P. Newburger	New York, New York	04/28/04
[Signature] 	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-05447 Avery Advisors LLC



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F SUMMARY PAGE



        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         01

Form13F Information Table Entry Total:     87

Form13F Information Table Value Total:     $116,356,000 (thousands)










































UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F INFORMATION TABLE


Abington Bancor	COM	00350P100	46	1200	SH		Defined	01	1200	0	0
AdvancePCS	COM	00790K109	2687	50897	SH		Defined	01	50897	0	0
AdvancePCS	COM	00790K109	1052	19931	SH		Sole		19931	0	0
Alcan - EUR	COM	013716105	1766	37618	SH		Defined	01	37618	0	0
Alcan - EUR	COM	013716105	801	17063	SH		Sole		17063	0	0
Amerco	COM	023586100	192	8950	SH		Defined	01	8950	0	0
Amerco	COM	023586100	81	3750	SH		Sole		3750	0	0
Avnet Inc	COM	053807103	289	13321	SH		Sole		13321	0	0
BB&T Corp	COM	054937107	4935	127709	SH		Sole		127709	0	0
BSB Bancorp	COM	055652101	2884	73023	SH		Defined	01	73023	0	0
BSB Bancorp	COM	055652101	1067	27009	SH		Sole		27009	0	0
Burlington Reso	COM	122014103	3548	64075	SH		Sole		64075	0	0
Cole National C	CL A	193290103	615	30750	SH		Defined	01	30750	0	0
Cole National C	CL A	193290103	229	11450	SH		Sole		11450	0	0
Connecticut Ban	COM	207540105	1919	37238	SH		Defined	01	37238	0	0
Connecticut Ban	COM	207540105	836	16216	SH		Sole		16216	0	0
Dial Corp	COM	25247D101	2562	90000	SH		Defined	01	90000	0	0
Dial Corp	COM	25247D101	854	30000	SH		Sole		30000	0	0
Duane Reade	COM	263578106	1606	94900	SH		Defined	01	94900	0	0
Duane Reade	COM	263578106	594	35100	SH		Sole		35100	0	0
Fifth Third Ban	COM	316773100	1957	33114	SH		Sole		33114	0	0
First Sentinel	COM	33640T103	3821	180683	SH		Defined	01	180683	0	0
First Sentinel	COM	33640T103	1274	60228	SH		Sole		60228	0	0
FirstFed Americ	COM	337929103	1242	47700	SH		Defined	01	47700	0	0
FirstFed Americ	COM	337929103	2357	90546	SH		Sole		90546	0	0
Fleetboston Fin	COM	339030108	4993	114381	SH		Defined	01	114381	0	0
Fleetboston Fin	COM	339030108	4581	104949	SH		Sole		104949	0	0
Forest Oil Corp	COM PAR $0	346091705	1508	52783	SH		Sole		52783	0	0
Franklin Financ	COM NEW	353523202	1053	34400	SH		Defined	01	34400	0	0
Franklin Financ	COM NEW	353523202	499	16296	SH		Sole		16296	0	0
Fuelcell Energy	COM	35952H106	355	27278	SH		Sole		27278	0	0
Put 100 GE @ 25	COM	369604103	6	41400	SH	PUT	Defined	01	41400	0	0
Put 100 GE @ 25	COM	369604103	3	18600	SH	PUT	Sole		18600	0	0
Greenpoint Fina	COM	395384100	853	24150	SH		Defined	01	24150	0	0
Greenpoint Fina	COM	395384100	383	10850	SH		Sole		10850	0	0
HSBC - ADRs	SPON ADR N	404280406	1906	24176	SH		Sole		24176	0	0
Holly Corp.	COM PAR $0	435758305	2558	93025	SH		Defined	01	93025	0	0
Holly Corp.	COM PAR $0	435758305	1162	42269	SH		Sole		42269	0	0
Interchange Fin	COM	458447109	479	18925	SH		Defined	01	18925	0	0
Interchange Fin	COM	458447109	210	8305	SH		Sole		8305	0	0
Intercept Inc	COM	45845L107	117	10425	SH		Defined	01	10425	0	0
Intercept Inc	COM	45845L107	52	4575	SH		Sole		4575	0	0
Put 100 LMT @ 4	COM	539830109	4	15000	SH	PUT	Defined	01	15000	0	0
Put 100 LMT @ 4	COM	539830109	1	5000	SH	PUT	Sole		5000	0	0
MAF Bancorp	COM	55261R108	1740	41538	SH		Sole		41538	0	0
Metal Managemen	COM NEW	591097209	911	24681	SH		Defined	01	24681	0	0
Metal Managemen	COM NEW	591097209	352	9545	SH		Sole		9545	0	0
Mips Technologi	COM	604567107	771	140093	SH		Sole		140093	0	0
MONY Group Inc.	COM	615337102	1570	50175	SH		Defined	01	50175	0	0
MONY Group Inc.	COM	615337102	523	16725	SH		Sole		16725	0	0
North Fork Banc	COM	659424105	498	12296	SH		Defined	01	12296	0	0
North Fork Banc	COM	659424105	277	6854	SH		Sole		6854	0	0
Open Text - USD	COM	683715106	132	6900	SH		Defined	01	6900	0	0
Open Text - USD	COM	683715106	59	3100	SH		Sole		3100	0	0
Pan Pacific	COM	69806L104	770	16163	SH		Sole		16163	0	0
Put 100 PSFT @	COM	712713106	0	7200	SH	PUT	Defined	01	7200	0	0
Plains Resource	COM PAR $0	726540503	1866	116250	SH		Defined	01	116250	0	0
Plains Resource	COM PAR $0	726540503	746	46500	SH		Sole		46500	0	0
Powerwave Techn	COM	739363109	214	27600	SH		Defined	01	27600	0	0
Powerwave Techn	COM	739363109	96	12400	SH		Sole		12400	0	0
Rayonier Inc	COM	754907103	1895	45650	SH		Defined	01	45650	0	0
Rayonier Inc	COM	754907103	1823	43918	SH		Sole		43918	0	0
Raytheon Co-Cl	COM NEW	755111507	4306	143339	SH		Sole		143339	0	0
Savient Pharma	COM	80517Q100	201	43565	SH		Defined	01	43565	0	0
Savient Pharma	COM	80517Q100	91	19789	SH		Sole		19789	0	0
Staten Island B	COM	857550107	4686	208249	SH		Defined	01	208249	0	0
Staten Island B	COM	857550107	1932	85851	SH		Sole		85851	0	0
Summit	COM	86600T109	790	201004	SH		Defined	01	201004	0	0
Summit	COM	86600T109	263	67002	SH		Sole		67002	0	0
Titan Corp	COM	888266103	4451	206475	SH		Defined	01	206475	0	0
Titan Corp	COM	888266103	1479	67825	SH		Sole		67825	0	0
Travelers Prop.	CL A	89420G109	3097	184551	SH		Defined	01	184551	0	0
Travelers Prop.	CL A	89420G109	1328	79149	SH		Sole		79149	0	0
Travelers Prop.	CL B	89420G406	1953	115058	SH		Defined	01	115058	0	0
Travelers Prop.	CL B	89420G406	576	33942	SH		Sole		33942	0	0
Troy Group	COM	89733N106	110	36600	SH		Defined	01	36600	0	0
Troy Group	COM	89733N106	50	16800	SH		Sole		16800	0	0
United Global C	CL A	913247508	1946	229453	SH		Sole		229453	0	0
Vans Inc.	COM	921930103	416	36500	SH		Defined	01	36500	0	0
Vans Inc.	COM	921930103	154	13500	SH		Sole		13500	0	0
Veeco Instrumen	COM	922417100	634	22500	SH		Defined	01	22500	0	0
Veeco Instrumen	COM	922417100	211	7500	SH		Sole		7500	0	0
Virage Logic Co	COM	92763R104	522	51375	SH		Defined	01	51375	0	0
Virage Logic Co	COM	92763R104	226	22266	SH		Sole		22266	0	0
Wellpoint Healt	COM	94973H108	6199	63911	SH		Defined	01	63911	0	0
Wellpoint Healt	COM	94973H108	2365	24389	SH		Sole		24389	0	0
Wells Fargo & C	COM	949746101	4188	71109	SH		Sole		71109	0	0